SHAREHOLDER LETTER

Your Fund's Goal: Franklin Strategic Mortgage Portfolio seeks to obtain a high level of total return relative to the performance of the general mortgage securities market by investing primarily in a portfolio of mortgage securities created from pools of mortgages which are issued or guaranteed by the U.S. government, its agencies or instrumentalities.(1)

Dear Shareholder:

It's a pleasure to bring you the Franklin Strategic Mortgage Portfolio semiannual report for the period ended March 31, 1999.

ECONOMIC OVERVIEW

The U.S. economy grew at a rapid pace during the reporting period, helped along by Federal Reserve Board (the Fed) interest-rate cuts. Many investors responded to October's worldwide financial market volatility by seeking out the safety and liquidity of U.S. Treasury securities. Conditions such as the Russian debt default, a major U.S. hedge fund's difficulties and the ongoing Asian

CONTENTS

Shareholder Letter ...............  1

Performance Summary ..............  5

Financial Highlights &
Statement of Investments .........  6

Financial Statements .............  10

Notes to
Financial Statements .............  13


                                 FUND CATEGORY

                               [GRAPHIC OMITTED]


(1.) U.S. government securities owned by the fund or held under repurchase agreement, but not shares of the fund, are guaranteed by the U.S. government as to the timely payment of principal and interest. Yields and share price are not guaranteed and will fluctuate with market conditions.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 7 of this report.

Page

financial crisis shook global and domestic markets. The combination of fragile international financial markets and reduced capital availability in the U.S prompted the Fed's monetary policy panel, the Federal Open Market Committee, to cut the federal funds target rate twice by 0.25%, to 4.75%, in an effort to stimulate growth. The Fed's moves attempted to provide liquidity to the financial system and make it easier for major corporations to obtain favorable lending from banks. The U.S. economy responded by forging ahead, as shown by the 6.0% annualized rate for fourth quarter 1998 gross domestic product (GDP) growth. Unemployment and inflation remained near historical lows during the reporting period. In fact, calendar year inflation, as measured by the Consumer Price Index (CPI), registered a mere 1.6% for all of 1998, a 12-year low.

Near the end of fourth quarter 1998, it became apparent that the economy was growing more rapidly than generally anticipated, and yields on U.S. Treasury securities began to rise in response. By mid-February, concerns mounted that tight labor markets and strong consumer demand might lead the Fed to increase interest rates to prevent inflationary pressures from developing. This sent Treasury yields higher still, and the 30-year bond reached a seven-month high of 5.69% on March 4, 1999.

2

Page

PORTFOLIO NOTES

The rise in interest rates, while unfavorable for U.S. Treasury security holders, was positive for some mortgage pass-through securities. The prevailing mortgage rates rose with Treasury yields, reducing the incentive for homeowners to refinance their mortgages. According to the Federal Home Loan Mortgage Corporation, the conforming 30-year fixed mortgage rate rose from 6.60% on October 1, 1998, to 6.98% as of month-end March 1999. These higher rates somewhat decreased prepayment risk. Higher-coupon pass-throughs, which are subject to more prepayment risk in a declining interest-rate environment, delivered superior returns. In contrast, lower-coupon pass-throughs, which are less sensitive to prepayments than higher-coupon issues, did not benefit from the rise in rates.

PORTFOLIO BREAKDOWN
Based on Total Net Assets

                                                3/31/99       9/30/98
---------------------------------------------------------------------
30-Year Mortgage Pass-Throughs                  73.59%        46.34%

U.S. Treasury Notes/Agency Debentures            8.03%        16.57%

Adjustable Rate Mortgage                         2.87%         0.99%

15-Year Mortgage Pass-Throughs                   2.65%         7.58%

Balloon Mortgage Pass-Throughs                   1.35%         2.21%

Cash & Equivalents                              11.51%        26.31%


DIVIDEND DISTRIBUTIONS*
10/1/98 - 3/31/99

                   DIVIDEND
MONTH              PER SHARE
------------------------------
October           5.1792 cents

November          5.2414 cents

December          5.4427 cents

January           4.9055 cents

February          5.0122 cents

March             5.7104 cents

TOTAL            31.4914 CENTS

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the fund during the reporting period.

                                                                               3

Page
Q: WHAT IS A BALLOON MORTGAGE PASS-THROUGH?

A: A balloon mortgage pass-through denotes a mortgage whose final payment is substantially larger than the preceding payments. Mortgages are structured with balloon payments when some projected event is expected to provide extra cash flow or when refinancing is anticipated.*

*Source: Barron's Dictionary of Finance and Investment Terms, 1995.


During the reporting period, the fund reduced its exposure to balloon mortgage pass-throughs, from 2.21% to 1.35% of total net assets, and 15-year mortgage pass-throughs, from 7.58% to 2.65%. We took advantage of relative value opportunities to add to our 30-year pass-through positions, particularly lower-coupon Federal National Mortgage Association (FNMA) pass-throughs and higher-coupon Government National Mortgage Association (GNMA) pass-throughs. The fund also reduced its exposure to U.S. Treasury securities in favor of the higher yields offered by mortgage pass-throughs.

In the near term, we do not expect interest rates to rise significantly higher. We will look to increase our allocation to mortgage securities as relative value opportunities arise.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of March 31, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

Sincerely,

/s/ Roger Bayston

Roger Bayston
Portfolio Manager
Franklin Strategic Mortgage Portfolio

4

Page

CLASS A (formerly Class I):

Subject to the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, fund shares were offered at a higher initial sales charge; thus actual total returns would be lower. The fund's manager agreed in advance to waive a portion of its management fees, which reduces operating expenses and increases yield, total return and distribution rate to shareholders. Without this waiver, the fund's total return and distribution rate would have been lower, and yield for the period would have been 5.38%. The fee waiver may be discontinued at any time upon notice to the fund's Board of Trustees.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge for that class. Six-month return has not been annualized.

3. Distribution rate is based on an annualization of the current 5.7104 cent per share monthly dividend and the maximum offering price of $10.44 on March 31, 1999.

4. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended March 31, 1999.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


PERFORMANCE SUMMARY AS OF 3/31/99

Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION (10/1/98-3/31/99)

CLASS A                        CHANGE                3/31/99           9/30/98
------------------------------------------------------------------------------
Net Asset Value                -$0.14                $10.00            $10.14

                               DISTRIBUTIONS
------------------------------------------------------------------------------
Dividend Income                $0.3149141

PERFORMANCE

                                                                                         INCEPTION
CLASS A                             6-MONTH           1-YEAR            5-YEAR            (2/1/93)
--------------------------------------------------------------------------------------------------
Cumulative Total Return(1)           +1.75%           +6.63%            +45.70%           +51.88%
Average Annual Total Return(2)       -2.58%           +2.13%             +6.89%            +6.28%
Distribution Rate(3)                          6.00%
30-Day Standardized Yield(4)                  6.03%


Past performance is not predictive of future results.

                                                                               5

Page
FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Financial Highlights

                                                SIX MONTHS ENDED                        YEAR ENDED SEPTEMBER 30,
                                                 MARCH 31, 1999       --------------------------------------------------------
                                                   (UNAUDITED)        1998         1997        1996        1995        1994
                                                ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
 period)
Net asset value, beginning of period ......          $ 10.14        $  9.96       $ 9.74      $ 9.91      $ 9.42      $10.24
                                                ------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ....................             .316           .660         .708        .717        .714        .553
 Net realized and unrealized gains
   (losses) ...............................            (.141)          .179         .220       (.170)       .490       (.711)
                                                ------------------------------------------------------------------------------
Total from investment operations ..........             .175           .839         .928        .547       1.204       (.158)
                                                ------------------------------------------------------------------------------
Less distributions from:
 Net investment income ....................            (.315)         (.659)       (.708)      (.717)      (.714)      (.553)
 Net realized gains .......................               --             --           --          --          --       (.109)
                                                ------------------------------------------------------------------------------
Total distributions .......................            (.315)         (.659)       (.708)      (.717)      (.714)      (.662)
                                                ------------------------------------------------------------------------------
Net asset value, end of period ............          $ 10.00        $ 10.14       $ 9.96      $ 9.74      $ 9.91      $ 9.42
                                                ==============================================================================
Total return+ .............................             1.75%          8.71%        9.84%       5.69%      13.27%      (1.61)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .........          $20,883        $14,551       $8,934      $6,847      $5,980      $5,223
Ratios to average net assets:
 Expenses .................................              --%            --%          --%         --%         --%         --%
 Expenses excluding waiver and payments by
   affiliate ..............................              .70%*          .74%         .82%       1.11%       1.24%       1.28%
 Net investment income ....................             6.28%*         6.56%        7.18%       7.26%       7.42%       5.65%
Portfolio turnover rate** .................            22.86%         38.15%       13.59%      17.64%      34.20%      86.38%

+ Total return does not reflect sales commissions and is not annualized for periods less than one year.
*   Annualized
**  The portfolio turnover rate excludes mortgage dollar roll transactions.

                       See notes to financial statements.

6

Page
FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS, MARCH 31, 1999 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                      AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 85.3%
 FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) 10.4%
 9.00%, 6/01/01 ...............................................................     $  25,674  $   26,292
 6.50%, 11/01/01 ..............................................................        95,656      97,197
 6.50%, 3/01/09 ...............................................................        75,340      76,445
 7.00%, 6/01/09 ...............................................................        47,898      49,144
 8.00%, 1/01/10 ...............................................................        19,976      20,691
 7.50%, 4/01/10 ...............................................................        36,252      37,512
 6.50%, 4/01/11 ...............................................................        40,632      41,170
 7.00%, 7/01/11 ...............................................................        63,762      65,431
 9.50%, 12/01/22 ..............................................................        49,297      53,051
 7.00%, 6/01/24 ...............................................................       107,791     109,828
 7.50%, 7/01/24 ...............................................................        76,126      78,253
 8.00%, 7/01/24 ...............................................................        50,500      52,663
 8.50%, 12/01/24 ..............................................................       133,792     140,999
 8.00%, 6/01/25 ...............................................................        12,924      13,471
 7.00%, 9/01/25 ...............................................................        54,595      55,619
 7.00%, 10/01/25 ..............................................................        22,944      23,374
 7.50%, 10/01/25 ..............................................................        27,194      27,946
 7.50%, 1/01/26 ...............................................................        38,708      39,777
 8.00%, 1/01/26 ...............................................................        40,947      42,680
 7.00%, 3/01/26 ...............................................................       116,944     119,108
 7.50%, 5/01/26 ...............................................................        22,408      23,017
 7.50%, 1/01/27 ...............................................................        35,726      36,696
 7.00%, 4/01/28 ...............................................................       474,015     481,878
 7.00%, 5/01/28 ...............................................................       446,397     454,657
                                                                                               ----------
 TOTAL FEDERAL HOME LOAN MORTGAGE CORP. (COST $2,110,731) .....................                 2,166,899
                                                                                               ----------

 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) 50.8%
 6.00%, 3/01/01 ...............................................................       184,586     185,249
 5.75%, 6/15/05 ...............................................................     1,000,000   1,004,487
 6.50%, 9/01/08 ...............................................................        76,712      77,762
 7.00%, 7/01/09 ...............................................................        67,544      69,219
 7.50%, 7/01/09 ...............................................................        29,221      30,220
 6.50%, 4/01/11 ...............................................................        36,059      36,466
 7.00%, 11/01/11 ..............................................................        22,287      22,821
 6.678%, 4/01/18 ..............................................................       484,897     500,796
 7.395%, 11/01/23 .............................................................        96,274      98,456
 6.00%, 12/01/23 ..............................................................        21,473      20,923
 6.50%, 6/01/24 ...............................................................       365,924     365,251
 7.00%, 6/01/24 ...............................................................       174,077     176,932
 8.50%, 7/01/24 ...............................................................        17,387      18,301
 8.00%, 1/01/25 ...............................................................        69,230      72,075
 9.00%, 1/01/25 ...............................................................        63,204      67,369
 7.50%, 8/01/25 ...............................................................       105,572     108,694
 7.50%, 11/01/25 ..............................................................        20,019      20,612
 8.00%, 12/01/25 ..............................................................       151,825     158,055
 7.00%, 1/01/26 ...............................................................        45,467      46,203
 7.50%, 3/01/26 ...............................................................        31,426      32,349

                                                                               7

Page
FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS, MARCH 31, 1999 (UNAUDITED) (CONT.)

                                                                                    PRINCIPAL
                                                                                      AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES (CONT.)
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (CONT.)
   7.00%, 6/01/26 .............................................................     $  52,523      $   53,365
   8.00%, 6/01/26 .............................................................         7,574           7,885
   7.50%, 7/01/26 .............................................................       461,041         474,570
   8.00%, 7/01/26 .............................................................        14,976          15,590
   8.00%, 8/01/26 .............................................................        31,450          32,739
   7.50%, 10/01/26.............................................................        40,394          41,580
   7.00%, 4/01/27 .............................................................       206,291         209,619
   6.50%, 12/01/27.............................................................     1,803,898       1,798,464
   6.00%, 3/01/28 .............................................................       993,989         967,519
   6.50%, 3/01/28 .............................................................       950,946         947,899
   7.00%, 10/01/28.............................................................       968,114         983,150
   6.00%, 12/01/28.............................................................       999,999         973,369
   6.00%, 3/01/29 .............................................................       499,950         486,636
(b)6.50%, 4/01/29 .............................................................       500,000         497,656
                                                                                                   ----------
   TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (COST $10,500,960) .............                    10,602,281
                                                                                                   ----------

   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA), SF, 24.1%
   9.00%, 12/15/16 ............................................................        69,040          74,536
   10.00%, 10/15/18............................................................        41,488          45,822
   9.50%, 10/15/20 ............................................................        65,085          70,323
   8.00%, 2/15/23 .............................................................       117,917         123,203
   7.00%, 6/15/23 .............................................................       200,418         204,255
   7.50%, 6/15/23 .............................................................        45,638          47,115
   6.50%, 1/15/24 .............................................................       210,660         210,450
   8.50%, 7/15/24 .............................................................        53,930          57,168
   8.00%, 1/15/25 .............................................................        19,666          20,504
   7.50%, 9/15/25 .............................................................        54,643          56,365
   7.00%, 1/15/26 .............................................................        38,525          39,178
   7.50%, 1/15/26 .............................................................        51,633          53,236
   7.00%, 3/15/26 .............................................................        19,085          19,409
   7.50%, 5/15/26 .............................................................        17,980          18,538
   8.00%, 6/15/26 .............................................................        41,058          42,803
   8.50%, 8/15/26 .............................................................         7,728           8,178
   8.00%, 8/20/26 .............................................................        14,936          15,441
   7.50%, 10/15/26.............................................................        30,193          31,131
   8.00%, 7/15/27 .............................................................       965,396       1,006,462
   7.50%, 9/15/27 .............................................................       651,613         671,737
   7.00%, 12/15/27.............................................................     1,009,103       1,026,010
   6.50%, 4/15/28 .............................................................       504,470         502,884
   7.50%, 5/15/28 .............................................................       673,594         694,227
                                                                                                   ----------
   TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (COST $5,014,176) ...........                     5,038,975
                                                                                                   ----------
   TOTAL MORTGAGE-BACKED SECURITIES (COST $17,625,867) ........................                    17,808,155
                                                                                                   ----------

8

Page
FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS, MARCH 31, 1999 (UNAUDITED) (CONT.)

                                                                                     PRINCIPAL
                                                                                      AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT SECURITIES 3.2%
   U.S. Treasury Notes, 8.875%, 2/15/19 (COST $684,063) .......................    $  500,000      $   672,344
                                                                                                   -----------
   TOTAL LONG TERM INVESTMENTS (COST $18,309,930) .............................                     18,480,499
                                                                                                   -----------
(a)REPURCHASE AGREEMENT 11.5%

   Joint Repurchase Agreement, 4.875%, 4/01/99 (Maturity Value $2,406,713)
   (COST $2,406,387) ..........................................................     2,406,387        2,406,387
    Barclays Capital Inc. (Maturity Value $308,238)
    Bear, Stearns & Co. Inc. (Maturity Value $168,134)
    Chase Securities Inc. (Maturity Value $80,913)
    CIBC Oppenheimer Corp. (Maturity Value $308,238)
    Donaldson, Lufkin & Jenrette Securities Corp. (Maturity Value $308,238)
    Dresdner Kleinwort Benson, North America LLC (Maturity Value $308,238)
    Lehman Brothers Inc. (Maturity Value $308,238)
    Paribas Corp. (Maturity Value $308,238)
    Warburg Dillon Read LLC (Maturity Value $308,238)
     Collateralized by U.S. Treasury Bills & Notes
   TOTAL INVESTMENTS (COST $20,716,317) 100.0% ................................                     20,886,886
   OTHER ASSETS, LESS LIABILITIES .............................................                         (3,471)
                                                                                                   -----------
   NET ASSETS 100.0% ..........................................................                    $20,883,415
                                                                                                   ===========


(a) See Note 1(b) regarding joint repurchase agreement.
(b) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.

                       See notes to financial statements.

                                                                               9

Page
FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1999 (UNAUDITED)

Assets:
 Investments in securities:
  Cost ........................................................................   $18,309,930
                                                                                  ===========
  Value .......................................................................    18,480,499
 Repurchase agreements, at value and cost .....................................     2,406,387
 Receivables:
  Investment securities sold ..................................................           709
  Capital shares sold .........................................................       450,103
  Interest ....................................................................       117,203
                                                                                  -----------
      Total assets ............................................................    21,454,901
                                                                                  -----------

Liabilities:
 Payables:
  Investment securities purchased .............................................       499,220
  Capital shares redeemed .....................................................        10,100
  Shareholders ................................................................         1,866
 Distributions to shareholders ................................................        60,300
                                                                                  -----------
      Total liabilities .......................................................       571,486
                                                                                  -----------
       Net assets, at value ...................................................   $20,883,415
                                                                                  ===========
 Net assets consist of:
   Net unrealized appreciation ................................................   $   170,569
   Accumulated net realized loss ..............................................      (130,686)
   Capital shares .............................................................    20,843,532
                                                                                  -----------
       Net assets, at value ...................................................   $20,883,415
                                                                                  ===========
 Net asset value per share ($20,883,415 / 2,088,748 shares outstanding)* ......        $10.00
                                                                                  ===========
 Maximum offering price per share ($10.00 / 95.75%) ...........................        $10.44
                                                                                  ===========


*Redemption price is equal to net asset value less any applicable sales charge.

                       See notes to financial statements.

10

Page
FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)

Investment income:
 Interest .....................................................................     $522,825
                                                                                    --------
Expenses:
 Management fees (Note 3) .....................................................       33,241
 Transfer agent fees (Note 3) .................................................        3,985
 Custodian fees ...............................................................           45
 Reports to shareholders ......................................................        2,268
 Registration and filing fees .................................................       10,577
 Professional fees ............................................................        7,356
 Other ........................................................................          399
                                                                                    --------
      Total expenses ..........................................................       57,871
      Expenses waived/paid by affiliate (Note 3) ..............................      (57,871)
                                                                                    --------
       Net investment income ..................................................      522,825
                                                                                    --------
Realized and unrealized gains (losses):
  Net realized gain from investments ..........................................       21,883
  Net unrealized depreciation on investments ..................................     (253,820)
                                                                                    --------
Net realized and unrealized loss ..............................................     (231,937)
                                                                                    --------
Net increase in net assets resulting from operations ..........................     $290,888
                                                                                    ========

See notes to financial statements.

                                                                              11

Page
FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Financial Statements (continued)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)
AND THE YEAR ENDED SEPTEMBER 30, 1998

                                                                                    SIX MONTHS ENDED        YEAR ENDED
                                                                                     MARCH 31, 1999      SEPTEMBER 30,1998
                                                                                     --------------      -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .......................................................       $   522,825           $   777,125
  Net realized gain from investments ..........................................            21,883                16,849
  Net unrealized appreciation (depreciation) on investments ...................          (253,820)              209,877
                                                                                      ----------------------------------
      Net increase in net assets resulting from operations ....................           290,888             1,003,851
 Distributions to shareholders from net investment income .....................          (519,811)             (775,976)
 Capital share transactions: (Note 2) .........................................         6,561,521             5,388,997
                                                                                      ----------------------------------
      Net increase in net assets ..............................................         6,332,598             5,616,872
Net assets (there was no undistributed net investment income at beginning and end of period):
 Beginning of period ..........................................................        14,550,817             8,933,945
                                                                                      ----------------------------------
 End of period ................................................................       $20,883,415           $14,550,817
                                                                                      ==================================

See notes to financial statements.

12

Page
FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Mortgage Portfolio (the Trust) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The Trust consists of one Fund, the Franklin Strategic Mortgage Portfolio (the
Fund), which seeks total return. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. JOINT REPURCHASE AGREEMENT:

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement is allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At March 31, 1999, all outstanding repurchase agreements had been entered into on that date.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income are normally declared daily and distributed monthly to shareholders.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

                                                                              13

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At March 31, 1999, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                   SIX MONTHS                   YEAR ENDED
                                                              ENDED MARCH 31, 1999          SEPTEMBER 30, 1998
                                                             SHARES         AMOUNT         SHARES        AMOUNT
                                                            ------------------------------------------------------
Shares sold ...........................................      788,051      $7,911,851       736,173     $7,369,970
Shares issued in reinvestment of distributions ........       25,070         252,212        67,712        678,453
Shares redeemed .......................................     (159,548)     (1,602,542)     (265,706)    (2,659,426)
                                                            ------------------------------------------------------
Net increase ..........................................      653,573      $6,561,521       538,179     $5,388,997
                                                            ======================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), Franklin Templeton Services, Inc. (FT Services) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment advisor, principal underwriter, administrative manager, and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE       AVERAGE DAILY NET ASSETS
      ----------------------------------------------------------------------
          .400%        First $250 million
          .380%        Over $250 million, up to and including $500 million
          .360%        In excess of $500 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

Advisers agreed in advance to waive management fees and assume payment of other expenses as noted in the Statement of Operations.

Distributors received net commissions from sales of Fund shares for the period of $3,506.

At March 31, 1999, Franklin Resources, Inc. owned 33.47% of the Fund.

14

Page

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

At September 30, 1998, the Fund had tax basis capital losses of $144,687 which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:
        2002 ........................................   $ 90,251
        2004 ........................................     54,436
                                                        --------
                                                        $144,687
                                                        ========

At March 31, 1999, the net unrealized appreciation based on the cost of investments for income tax purposes of $20,724,199 was as follows:

        Unrealized appreciation ..............  $203,277
        Unrealized depreciation ..............   (40,590)
                                                ---------
        Net unrealized appreciation ..........  $162,687
                                                =========

Distributions of income to shareholders may not equal net investment income due to differing treatments of mortgage dollar roll transactions for book and tax purposes.

Net realized capital gains and losses differ for financial statement and tax purposes primarily due to differing treatments of mortgage dollar roll transactions.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended March 31, 1999 aggregated $11,266,108 and $3,286,138, respectively.

                                                                              15

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